Income Taxes Deferred Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets:
Allowance for doubtful accounts	$ 28.5	$ 26.9
Inventories	33.0	24.3
Pension benefits	49.1	60.6
Environmental and regulatory compliance	18.9	18.9
Other accruals and prepayments	44.2	35.4
Deferred service income	10.5	15.6
Warranty services	27.1	24.8
Stock compensation expense	31.7	30.3
Tax credit and loss carryforwards	74.0	79.9
Other	8.0	11.2
Valuation allowances	(26.7)	(18.6)
Total deferred tax assets	298.3	309.3
Deferred Tax Liabilities:
Property, plant and equipment	(33.2)	(43.3)
Insurance, including self-insurance	(85.2)	0.0
Goodwill and other intangibles	(416.5)	(380.5)
Other	(10.0)	0.0
Total deferred tax liabilities	(544.9)	(423.8)
Net deferred tax liability	$ (246.6)	$ (114.5)